Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory
Inventory	$ 6,956	$ 6,867
Amount of inventory recognized as expense	(10,400)	(10,300)	$ (10,300)
Inventory provisions	(751)	(470)	(283)
Reversed inventory Provisions	272	189	$ 67
Raw material, consumables
Inventory
Inventory	931	841
Work in progress
Inventory
Inventory	3,087	2,957
Finished products
Inventory
Inventory	$ 2,938	$ 3,069